Lease Obligations - Summary of Weighted-Average Remaining Lease Terms and Discount Rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease term - operating leases (in years)	1 year 9 months 18 days	2 years 6 months
Weighted-average discount rate - operating leases	10.58%	10.47%
IKENA ONCOLOGY INC
Weighted-average remaining lease term - operating leases (in years)	2 years	3 years
Weighted-average discount rate - operating leases	7.80%	7.80%